Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Prospectus Date	rr_ProspectusDate	Jun. 28, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus and Statutory Prospectus Supplement dated February 7, 2022The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco Rochester® Limited Term New York Municipal FundThis supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.Effective February 9, 2022, the Average Annual Total Returns table appearing under the heading “Fund Summary - Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below.Average Annual Total Returns (for the periods ended December 31, 2020)Inception Date1Year5Years10YearsSince InceptionClass AReturn Before Taxes9/18/19910.61%3.15%2.86%-%Return After Taxes on Distributions0.603.152.86-Return After Taxes on Distributions and Sale of Fund Shares1.503.152.99-Class C5/1/19971.492.872.47-Class Y3/30/20113.493.94-3.44Class R65/24/20193.543.783.16-S&P Municipal Bond 2-17 Years Investment Grade Index (reflects no deduction for fees, expenses or taxes) 4.933.524.13-Bloomberg Municipal 5 Year (4-6 Year) Bond Index (reflects no deduction for fees, expenses or taxes) 4.292.813.03-S&P Municipal New York Investment Grade 4-7 Years Bond Index (reflects no deduction for fees, expenses or taxes)3.472.60--1Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.2The Fund elects to use the S&P Municipal Bond 2-17 Years Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Municipal 5 Year (4-6 Year) Bond Index because the Fund believes the S&P Municipal Bond 2-17 Years Investment Grade Index is a more appropriate broad measure of Fund performance.
Invesco Rochester Limited Term New York Municipal Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus and Statutory Prospectus Supplement dated February 7, 2022The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco Rochester® Limited Term New York Municipal FundThis supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.Effective February 9, 2022, the Average Annual Total Returns table appearing under the heading “Fund Summary - Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below.Average Annual Total Returns (for the periods ended December 31, 2020)Inception Date1Year5Years10YearsSince InceptionClass AReturn Before Taxes9/18/19910.61%3.15%2.86%-%Return After Taxes on Distributions0.603.152.86-Return After Taxes on Distributions and Sale of Fund Shares1.503.152.99-Class C5/1/19971.492.872.47-Class Y3/30/20113.493.94-3.44Class R65/24/20193.543.783.16-S&P Municipal Bond 2-17 Years Investment Grade Index (reflects no deduction for fees, expenses or taxes) 4.933.524.13-Bloomberg Municipal 5 Year (4-6 Year) Bond Index (reflects no deduction for fees, expenses or taxes) 4.292.813.03-S&P Municipal New York Investment Grade 4-7 Years Bond Index (reflects no deduction for fees, expenses or taxes)3.472.60--1Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.2The Fund elects to use the S&P Municipal Bond 2-17 Years Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Municipal 5 Year (4-6 Year) Bond Index because the Fund believes the S&P Municipal Bond 2-17 Years Investment Grade Index is a more appropriate broad measure of Fund performance.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Invesco Rochester Limited Term New York Municipal Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	0.61%
5Years	rr_AverageAnnualReturnYear05	3.15%
10Years	rr_AverageAnnualReturnYear10	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 1991
Invesco Rochester Limited Term New York Municipal Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.49%
5Years	rr_AverageAnnualReturnYear05	2.87%
10Years	rr_AverageAnnualReturnYear10	2.47%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1997
Invesco Rochester Limited Term New York Municipal Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	3.49%
5Years	rr_AverageAnnualReturnYear05	3.94%
10Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2011
Invesco Rochester Limited Term New York Municipal Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	3.54%	[1]
5Years	rr_AverageAnnualReturnYear05	3.78%	[1]
10Years	rr_AverageAnnualReturnYear10	3.16%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2019	[1]
Invesco Rochester Limited Term New York Municipal Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	0.60%
5Years	rr_AverageAnnualReturnYear05	3.15%
10Years	rr_AverageAnnualReturnYear10	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Rochester Limited Term New York Municipal Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.50%
5Years	rr_AverageAnnualReturnYear05	3.15%
10Years	rr_AverageAnnualReturnYear10	2.99%
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Rochester Limited Term New York Municipal Fund | S&P Municipal Bond 2-17 Years Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	4.93%	[2]
5Years	rr_AverageAnnualReturnYear05	3.52%	[2]
10Years	rr_AverageAnnualReturnYear10	4.13%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Invesco Rochester Limited Term New York Municipal Fund | Bloomberg Municipal 5 Year (4-6 Year) Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	4.29%	[2]
5Years	rr_AverageAnnualReturnYear05	2.81%	[2]
10Years	rr_AverageAnnualReturnYear10	3.03%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Invesco Rochester Limited Term New York Municipal Fund | S&P Municipal New York Investment Grade 4-7 Years Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	3.47%
5Years	rr_AverageAnnualReturnYear05	2.60%
10Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.
[2]	The Fund elects to use the S&P Municipal Bond 2-17 Years Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Municipal 5 Year (4-6 Year) Bond Index because the Fund believes the S&P Municipal Bond 2-17 Years Investment Grade Index is a more appropriate broad measure of Fund performance.